Property and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Property and equipment
	Property	Motor vehicle	Office equipment & furniture	Leasehold improvements	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2018	-	995	408	1,158	2,561
Additions	47,908	-	631	2,765	51,304
At December 31, 2018	47,908	995	1,039	3,923	53,865
Additions	232	-	39	-	271
Disposals	-	(416)	-	-	(416)
At December 31, 2019	48,140	579	1,078	3,923	53,720

Accumulated depreciation
At January 1, 2018	-	889	388	946	2,223
Addition	470	87	3	258	818
At December 31, 2018	470	976	391	1,204	3,041
Depreciation	2,286	-	136	553	2,975
Adjustment	-	(31)	-	-	(31)
Disposals	-	(395)	-	-	(416)
At December 31, 2019	2,756	550	527	1,757	5,590

Net book value
At December 31, 2018	47,438	19	648	2,719	50,824
At December 31, 2019	45,384	29	551	2,166	48,130